CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed statements of comprehensive income (loss)) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating expenses:
Sales and marketing	¥ (76,977)	$ (11,831)	¥ (44,921)	¥ (87,022)
General and administrative	(257,079)	(39,512)	(247,688)	(232,244)
Indemnity cost	0	0	(9,979)	0
Other operating income	1,204	185	2,732	6,910
Operating loss	(350,868)	(53,928)	(366,562)	(301,408)
Interest income	20,574	3,162	23,859	20,589
Loss before income tax	(328,508)	(50,491)	(206,195)	(282,240)
Income tax benefit	12,366	1,901	(3,057)	(41,969)
Net loss attributable to 500.com Limited	(317,099)	(48,737)	(202,965)	(323,897)
Change in fair value of AFS	(733)	(113)	754	0
Comprehensive loss attributable to 500.com Limited	(374,028)	(57,487)	(119,864)	(257,046)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Net Revenues	0	0	0	0
Operating expenses:
Sales and marketing	(497)	(76)	(402)	(330)
General and administrative	(68,260)	(10,491)	(15,934)	(13,160)
Total operating expenses	(68,757)	(10,567)	(16,336)	(13,490)
Indemnity cost	0	0	(9,979)	0
Other operating income	0	0	39	0
Operating loss	(68,757)	(10,567)	(26,276)	(13,490)
Interest income	4,818	741	10,269	8,703
Equity in (loss) profits of subsidiaries and VIEs	(253,160)	(38,911)	(186,958)	(319,110)
Loss before income tax	(317,099)	(48,737)	(202,965)	(323,897)
Income tax benefit	0	0	0	0
Net loss attributable to 500.com Limited	(317,099)	(48,737)	(202,965)	(323,897)
Foreign currency translation gain (loss)	(56,196)	(8,637)	82,347	66,851
Change in fair value of AFS	(733)	(113)	0	0
Comprehensive loss attributable to 500.com Limited	¥ (374,028)	$ (57,487)	¥ (120,618)	¥ (257,046)